Right-of-Use Assets and Lease Liabilities – Operating Leases - Schedule of Maturity Analysis under Lease Agreements (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis under Lease Agreements [Abstract]
For the year ended December 31, 2026	$ 7,000	$ 10,000
Less: Present value discount	272	529
Lease liability	$ 6,728	$ 9,471	$ 8,525